Global Atlantic Moderate Managed Risk Portfolio

(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Exchange Traded Funds - 94.8%
Debt Funds - 30.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	21,664	$1,075,184
iShares 10-20 Year Treasury Bond ETF	35,309	3,556,323
iShares 1-3 Year Treasury Bond ETF	21,960	1,813,237
iShares 1-5 Year Investment Grade Corporate Bond ETF	26,668	1,401,670
iShares 20+ Year Treasury Bond ETF	10,699	927,496
iShares 3-7 Year Treasury Bond ETF	15,198	1,802,483
iShares 5-10 Year Investment Grade Corporate Bond ETF	26,443	1,407,297
iShares 7-10 Year Treasury Bond ETF	5,180	494,379
iShares Core Total USD Bond Market ETF	79,535	3,673,722
iShares Core U.S. Aggregate Bond ETF	38,973	3,868,850
iShares MBS ETF	29,115	2,764,469
Total Debt Funds		22,785,110
Equity Funds - 64.8%
iShares Core MSCI EAFE ETF	50,225	4,546,869
iShares Core MSCI Emerging Markets ETF	21,693	1,513,087
iShares Core S&P 500 ETF(a)	33,023	21,570,954
iShares Core S&P Mid-Cap ETF	57,401	3,876,289
iShares Core S&P Small-Cap ETF	15,785	1,962,233
iShares MSCI EAFE Growth ETF	8,474	943,749
iShares MSCI EAFE Value ETF	19,713	1,465,662
iShares MSCI USA Momentum Factor ETF	4,964	1,191,310
iShares MSCI USA Quality Factor ETF	6,644	1,274,386
iShares S&P 500 Growth ETF	23,526	2,661,026
iShares S&P 500 Value ETF	14,517	3,065,264
iShares U.S. Equity Factor Rotation Active Capitalize ETF	43,565	2,534,612
iShares U.S. Technology ETF	14,542	2,638,210
Total Equity Funds		49,243,651
Total Exchange Traded Funds
(Cost - $49,595,212)		72,028,761
Short-Term Investments - 4.8%
Money Market Funds - 4.8%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(b)	2,892,286	2,892,286
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(b)	736,620	736,620
Total Short-Term Investments (Cost - $3,628,906)		3,628,906

Total Investments - 99.6%
(Cost - $53,224,118)	$75,657,667
Other Assets Less Liabilities - Net 0.4%	313,787
Total Net Assets - 100.0%	$75,971,454

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

Global Atlantic Moderate Managed Risk Portfolio

(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

(b)	The rate shown is the annualized seven-day yield at period end.

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS
E-mini Russell 2000 Index	Goldman Sachs & Co.	4	6/18/2026	$502,440	$(5,177)
MSCI EAFE Future	Goldman Sachs & Co.	13	6/19/2026	1,885,715	(2,975)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	5	6/19/2026	363,650	5,135
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/18/2026	478,300	15,435
S&P 500 E-Mini Future	Goldman Sachs & Co.	26	6/18/2026	8,541,975	90,145
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	3	6/18/2026	1,018,950	(12,895)

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$89,668